Income tax receivables and payables (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Income tax receivables and payables
Income tax receivables, Current	€ 184	€ 192
Income taxes receivables, Non current	153	173
Income tax payables, Current	243	456
Income tax payables, Non current	€ 360	€ 454